SCHEDULE OF BOND LIABILITIES FUTURE PAYMENTS (Details) - USD ($)	Apr. 30, 2026	Jan. 31, 2026
Other Liabilities Disclosure [Abstract]
2027	$ 1,291,000
2027	500,000	$ 1,541,000
2028	1,089,000	500,000
2029		1,089,000
2030
Thereafter
Total	$ 2,880,000	3,130,000
2031
Thereafter